UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22081

China Finance, Inc.
(Exact name of registrant as specified in charter)

1330 Ave of Americas, 21st floor, New York NY 10019
 (Address of principal executive offices)  (Zip code)

Wei Wei
1330 Ave of Americas, 21st floor, New York NY 10019
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 823-0530

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS

China Finance, Inc.

Schedule of Investments

			Market Value
As of September 30, 2008		Shares	(Note 1)

Common Stocks - 24.05%
	Small and Medium Sized Enterprises (or operating companies)
	in the People's Republic of China

*	China Organic Agriculture, Inc. - 1.97%
	(par value $0.001)	1,729,273	605,246
*	Gulf Resources, Inc. - 3.69%
	(par value $0.001)	3,339,000	1,135,260
*	Home System Group - 0.31%
	(par value $0.001)	480,000	96,000
* µ	Jade Art Group, Inc. - 18.08%
	(par value $0.001)	4,340,700	5,556,096
*	CellTeck, Inc. - 0.00%
	(par value $0.001)	3,480,750	-

	Total Common Stocks (Cost $9,164,596)		$7,392,602

Loans Receivable - 67.22%

	Shenzhen HuaYinTong Electronics - 42.99%
	(9.00%, due on October 15, 2008)		13,213,652
	Shenzhen HuanYaTong Investment Ltd. - 24.23%
	(8.50%, due on April 1, 2009)		7,446,197

	Total Loans Receivable		$20,659,849

Real Estate Held for Investment (a) - 5.01%			$1,541,513

	Total Investments - 96.28%		$29,593,964
	Other Assets less Liabilities - 3.72%		1,142,289

	Net Assets - 100.00%		$30,736,253

(a)
The Company’s real estate held for investment consists of a building and related land use rights. The Company values the real estate based on the cost to purchase and construct a building on the real estate.  The Company evaluates the market price semi-annually for possible impairment loss, and, as needed, a certified independent agent performs a property inspection and a market price evaluation.

*	Non-income producing security.
µ	Affiliated issuer (Note 2).

(Continued)

China Finance, Inc.

Schedule of Investments

As of September 30, 2008

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2008.

Gross unrealized appreciation	$1,215,396
Gross unrealized depreciation	(2,987,390)
Net unrealized appreciation
(depreciation)	$(1,771,994)

Federal income tax cost	$9,164,596

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications for each principal executive officer and principal financial officer of the registrant as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

China Finance, Inc.

By: (Signature and Title)	/s/ Ann Yu
Ann Yu
Chairman, Chief Executive Officer and Principal Executive Officer
China Finance, Inc.

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Ann Yu
Ann Yu
Chairman, Chief Executive Officer and Principal Executive Officer
China Finance, Inc.

Date: November 25, ,2008

By: (Signature and Title)	/s/ Liang Liao
Liang Liao
Chief Financial Officer and Principal Financial Officer
China Finance, Inc.

Date: November 25, 2008